Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, Guarantees and Contingent Liabilities
Minimum rental commitments under noncancelable capital and operating leases

($ in millions)	Capital leases	Operating leases
2012	$7	$182
2013	8	138
2014	6	92
2015	2	66
2016	2	47
Thereafter	13	66

Total	$38	$591

Present value of minimum capital lease payments	$29